UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number    811-00945
                                                -----------------

                              Phoenix Equity Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer                John H. Beers, Esq.
  Counsel and Secretary for Registrant           Vice President and Counsel
     Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                          One American Row
        Hartford, CT 06103-2899                  Hartford, CT 06103-2899
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: June 30
                                                --------

                  Date of reporting period: September 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX EQUITY TRUST
GLOSSARY
SEPTEMBER 30, 2006 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

NVDR (NON-VOTING DEPOSITARY RECEIPT)
Trading instruments issued in place of stocks by the Stock Exchange of Thailand in order to simulate foreign investment in Thai companies. NVDR holders receive all financial benefits as a company's ordinary shareholders - dividends, right issues, or warrants - except voting rights.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Mid-Cap Value Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                    SHARES          VALUE
                                                  ----------    ------------
DOMESTIC COMMON STOCKS--83.4%

AEROSPACE & DEFENSE--2.8%
Raytheon Co.                                         199,200    $  9,563,592

APPAREL RETAIL--7.3%
Foot Locker, Inc.                                    535,600      13,523,900
Limited Brands, Inc.                                 429,400      11,374,806
                                                                ------------
                                                                  24,898,706
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Hanesbrands, Inc.(b)                                  80,050       1,801,926

AUTO PARTS & EQUIPMENT--1.9%
Lear Corp.                                           308,400       6,383,880

BUILDING PRODUCTS--2.3%
American Standard Cos., Inc.                         187,800       7,881,966

DEPARTMENT STORES--3.7%
Penney (J.C.) Co., Inc.                              188,000      12,857,320

DIVERSIFIED CHEMICALS--3.9%
Hercules, Inc.(b)                                    849,400      13,395,038

ELECTRIC UTILITIES--1.6%
Reliant Energy, Inc.(b)                              442,400       5,445,944

ELECTRICAL COMPONENTS & EQUIPMENT--1.7%
Thomas & Betts Corp.(b)                              122,000       5,820,620

ENVIRONMENTAL & FACILITIES SERVICES--7.0%
Allied Waste Industries, Inc.(b)                   1,093,350      12,322,054
Waste Management, Inc.                               320,000      11,737,600
                                                                ------------
                                                                  24,059,654
                                                                ------------
FOOD RETAIL--2.7%
Safeway, Inc.                                        301,100       9,138,385

GAS UTILITIES--3.3%
ONEOK, Inc.                                          295,900      11,182,061

GENERAL MERCHANDISE STORES--2.7%
Big Lots, Inc.(b)                                    462,100       9,154,201

HOUSEWARES & SPECIALTIES--3.4%
Fortune Brands, Inc.                                 154,600      11,612,006

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--7.3%
Dynegy, Inc. Class A(b)                            1,393,700       7,721,098
Mirant Corp.(b)                                      367,100      10,025,501


                                                    SHARES          VALUE
                                                  ----------    ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--(CONTINUED)
NRG Energy, Inc.(b)                                  160,000    $  7,248,000
                                                                ------------
                                                                  24,994,599
                                                                ------------
LEISURE PRODUCTS--0.2%
Brunswick Corp.                                       20,000         623,800

METAL & GLASS CONTAINERS--8.4%
Ball Corp.                                           197,300       7,980,785
Crown Holdings, Inc.(b)                              649,300      12,076,980
Pactiv Corp.(b)                                      303,800       8,633,996
                                                                ------------
                                                                  28,691,761
                                                                ------------

MULTI-UTILITIES--5.4%
Duke Energy Corp.                                    617,384      18,644,997

OFFICE SERVICES & SUPPLIES--2.4%
ACCO Brands Corp.(b)                                 375,932       8,368,246

PACKAGED FOODS & MEATS--6.3%
Del Monte Foods Co.                                  866,500       9,054,925
Sara Lee Corp.                                       776,200      12,473,534
                                                                ------------
                                                                  21,528,459
                                                                ------------

PAPER PACKAGING--2.9%
Packaging Corporation of America                     428,500       9,941,200

PROPERTY & CASUALTY INSURANCE--1.8%
Alleghany Corp.(b)                                    21,996       6,357,009

TRUCKING--3.9%
Laidlaw International, Inc.                          495,000      13,528,350
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $248,673,549)                                   285,873,720
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--9.7%

COMMODITY CHEMICALS--2.7%
NOVA Chemicals Corp. (United States)                 300,000       9,213,000

FOOD RETAIL--4.6%
Koninklijke Ahold NV Sponsored ADR
  (Netherlands)(b)                                 1,499,800      15,882,882

HEAVY ELECTRICAL EQUIPMENT--2.4%
ABB Ltd. Sponsored ADR (Switzerland)                 622,500       8,204,550

Phoenix Mid-Cap Value Fund


----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $26,289,721)                                     33,300,432
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $274,963,270)                                   319,174,152
                                                                ------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    ------------

SHORT-TERM INVESTMENTS--6.0%

COMMERCIAL PAPER(d)--6.0%
ABN-AMRO North America, Inc. 5.25%,
  11/28/06                                         $   1,000    $    991,591

Cargill, Inc. 5.27%, 10/5/06                           2,575       2,573,492
CIT Group, Inc. 5.26%, 12/15/06                        1,500       1,484,001
George Street Finance LLC 5.27%,
  10/3/06                                              3,275       3,274,041
Lockhart Funding LLC 5.28%, 10/26/06                     250         249,094
Old Line Funding Corp. 5.26%,
  10/12/06                                             1,800       1,797,107
Preferred Receivables Funding Co.
  LLC 5.30%, 10/12/06                                  2,340       2,336,211
Ranger Funding Co. LLC 5.26%,
  10/10/06                                             3,045       3,040,996
Sysco Corp. 5.25%, 10/18/06                            1,325       1,321,715
Target Corp. 5.35%, 10/2/06                            1,290       1,289,808
UBS Finance Delaware LLC 5.24%,
  11/10/06                                             2,386       2,372,108
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $20,729,666)                                     20,730,164
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $295,692,936)                                   339,904,316(a)

Other assets and liabilities, net--0.9%                            2,941,736
                                                                ------------
NET ASSETS--100.0%                                              $342,846,052
                                                                ============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $49,643,428 and gross depreciation of $5,522,782 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $295,783,670.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Pathfinder Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                  ----------    ------------

DOMESTIC COMMON STOCKS--98.5%

AEROSPACE & DEFENSE--0.8%
General Dynamics Corp.                                   300    $     21,501
Northrop Grumman Corp.                                   300          20,421
                                                                ------------
                                                                      41,922
                                                                ------------

BIOTECHNOLOGY--0.6%
Biogen Idec, Inc.(b)                                     700          31,276

BROADCASTING & CABLE TV--2.0%
DIRECTV Group, Inc. (The)(b)                           5,500         108,240

BUILDING PRODUCTS--0.1%
PW Eagle, Inc.                                           100           3,001

COMMODITY CHEMICALS--2.0%
Lyondell Chemical Co.                                  4,279         108,558

COMPUTER HARDWARE--1.3%
Hewlett-Packard Co.                                    1,900          69,711

COMPUTER STORAGE & PERIPHERALS--1.9%
Lexmark International, Inc. Class A(b)                 1,800         103,788

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--6.3%
Caterpillar, Inc.                                      2,464         162,131
Cummins, Inc.                                            800          95,384
FreightCar America, Inc.                                 100           5,300
PACCAR, Inc.                                             900          51,318
Terex Corp.(b)                                           694          31,383
                                                                ------------
                                                                     345,516
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
Computer Sciences Corp.(b)                             2,100         103,152

DEPARTMENT STORES--1.0%
Dillard's, Inc. Class A                                1,700          55,641

DIVERSIFIED METALS & MINING--2.6%
Freeport-McMoRan Copper & Gold,
  Inc. Class B (Indonesia)                               400          21,304
Phelps Dodge Corp.                                     1,480         125,356
                                                                ------------
                                                                     146,660
                                                                ------------

DRUG RETAIL--0.1%
CVS Corp.                                                100           3,212

EDUCATION SERVICES--2.0%
Apollo Group, Inc. Class A(b)                          2,300         113,252


                                                    SHARES          VALUE
                                                  ----------    ------------

ELECTRIC UTILITIES--3.1%
FirstEnergy Corp.                                      3,081    $    172,105

FOOD RETAIL--0.1%
Safeway, Inc.                                            200           6,070

HEALTH CARE DISTRIBUTORS--2.5%
AmerisourceBergen Corp.                                3,100         140,120

HOME IMPROVEMENT RETAIL--0.3%
Sherwin-Williams Co. (The)                               323          18,017

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
NRG Energy, Inc.(b)                                      400          18,120

INDUSTRIAL MACHINERY--1.3%
Parker-Hannifin Corp.                                    900          69,957

INTEGRATED OIL & GAS--12.6%
ConocoPhillips                                         4,100         244,073
Exxon Mobil Corp.                                      6,060         406,626
Marathon Oil Corp.                                       600          46,140
                                                                ------------
                                                                     696,839
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--7.5%
AT&T, Inc.                                             6,000         195,360
Embarq Corp.                                           2,600         125,762
Qwest Communications International,
  Inc.(b)                                             10,600          92,432
                                                                ------------
                                                                     413,554
                                                                ------------

INVESTMENT BANKING & BROKERAGE--1.0%
Bear Stearns Cos., Inc. (The)                            119          16,672
Morgan Stanley                                           500          36,455
                                                                ------------
                                                                      53,127
                                                                ------------

LEISURE PRODUCTS--0.4%
Marvel Entertainment, Inc.(b)                          1,000          24,140

LIFE & HEALTH INSURANCE--5.6%
Lincoln National Corp.                                 1,520          94,362
MetLife, Inc.                                          3,272         185,457
Nationwide Financial Services, Inc.
  Class A                                                300          14,430
Prudential Financial, Inc.                               200          15,250
                                                                ------------
                                                                     309,499
                                                                ------------

MULTI-LINE INSURANCE--9.3%
American International Group, Inc.                     1,500          99,390
Assurant, Inc.                                         1,800          96,138
Genworth Financial, Inc. Class A                       2,100          73,521

Phoenix Pathfinder Fund


                                                    SHARES          VALUE
                                                  ----------    ------------

MULTI-LINE INSURANCE--(CONTINUED)
Hartford Financial Services Group,
  Inc. (The)                                           1,854    $    160,834
Loews Corp.                                            2,200          83,380
                                                                ------------
                                                                     513,263
                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.3%
Bank of America Corp.                                  2,657         142,335
JPMorgan Chase & Co.                                     900          42,264
                                                                ------------
                                                                     184,599
                                                                ------------

PHARMACEUTICALS--7.8%
Alpharma, Inc. Class A                                   800          18,712
King Pharmaceuticals, Inc.(b)                         10,000         170,300
Pfizer, Inc.                                           8,500         241,060
                                                                ------------
                                                                     430,072
                                                                ------------

PROPERTY & CASUALTY INSURANCE--9.3%
Allstate Corp. (The)                                     400          25,092
Berkley (W.R.) Corp.                                     100           3,539
Chubb Corp. (The)                                      3,000         155,880
CNA Financial Corp.(b)                                 1,000          36,020
First American Corp.                                     400          16,936
Progressive Corp. (The)                                3,468          85,105
St. Paul Travelers Cos., Inc. (The)                    4,100         192,249
                                                                ------------
                                                                     514,821
                                                                ------------

REGIONAL BANKS--4.0%
PNC Financial Services Group, Inc.
  (The)                                                1,200          86,928
Regions Financial Corp.                                3,500         128,765
SunTrust Banks, Inc.                                     100           7,728
                                                                ------------
                                                                     223,421
                                                                ------------

SEMICONDUCTORS--1.2%
Advanced Micro Devices, Inc.(b)                        2,600          64,610

SOFT DRINKS--1.8%
Coca-Cola Enterprises, Inc.                              300           6,249
PepsiCo, Inc.                                          1,400          91,364
                                                                ------------
                                                                      97,613
                                                                ------------

SPECIALIZED CONSUMER SERVICES--0.1%
Jackson Hewitt Tax Service, Inc.                         200           6,002

STEEL--2.6%
Nucor Corp.                                            2,645         130,901


                                                    SHARES          VALUE
                                                  ----------    ------------

STEEL--(CONTINUED)
Reliance Steel & Aluminum Co.                            400    $     12,856
                                                                ------------
                                                                     143,757
                                                                ------------

THRIFTS & MORTGAGE FINANCE--0.4%
Radian Group, Inc.                                       400          24,000

TOBACCO--1.4%
Loews Corp. - Carolina Group                           1,400          77,546
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $5,149,645)                                       5,435,181
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--0.5%

PROPERTY & CASUALTY INSURANCE--0.5%
XL Capital Ltd. Class A (United
  States)                                                384          26,381
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $26,500)                                             26,381
----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $5,176,145)                                       5,461,562
                                                                ------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    ------------

SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER(d)--2.1%
UBS Finance Delaware LLC 5.25%,
  10/2/06                                          $     115    $    114,983
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $114,983)                                           114,983
----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $5,291,128)                                       5,576,545(a)

Other assets and liabilities, net--(1.1)%                            (57,983)
                                                                ------------
NET ASSETS--100.0%                                              $  5,518,562
                                                                ============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $328,705 and gross depreciation of $43,549 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $5,291,389.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Relative Value Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                    SHARES          VALUE
                                                  ----------    ------------

DOMESTIC COMMON STOCKS--91.4%

AEROSPACE & DEFENSE--1.9%
United Technologies Corp.                                685    $     43,395

AIR FREIGHT & LOGISTICS--2.0%
FedEx Corp.                                              430          46,732

ASSET MANAGEMENT & CUSTODY BANKS--4.0%
Mellon Financial Corp.                                 1,170          45,747
Northern Trust Corp.                                     810          47,328
                                                                ------------
                                                                      93,075
                                                                ------------

COMMUNICATIONS EQUIPMENT--1.9%
Motorola, Inc.                                         1,820          45,500

COMPUTER HARDWARE--4.0%
Hewlett-Packard Co.                                    1,290          47,330
International Business Machines
  Corp                                                   570          46,706
                                                                ------------
                                                                      94,036
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.8%
Ceridian Corp.(b)                                      1,900          42,484

DEPARTMENT STORES--1.9%
Nordstrom, Inc.                                        1,050          44,415

DIVERSIFIED BANKS--1.7%
Comerica, Inc.                                           710          40,413

ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
Cooper Industries Ltd. Class A                           510          43,462

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
Agilent Technologies, Inc.(b)                          1,410          46,093

HEALTH CARE EQUIPMENT--2.0%
Becton, Dickinson & Co.                                  670          47,349

HOME IMPROVEMENT RETAIL--2.1%
Sherwin-Williams Co. (The)                               880          49,086

HOUSEHOLD PRODUCTS--3.9%
Clorox Co. (The)                                         720          45,360
Procter & Gamble Co. (The)                               720          44,626
                                                                ------------
                                                                      89,986
                                                                ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
AES Corp. (The)(b)                                     2,100          42,819


                                                    SHARES          VALUE
                                                  ----------    ------------

INDUSTRIAL CONGLOMERATES--1.8%
3M Co.                                                   550    $     40,931

INDUSTRIAL GASES--1.9%
Praxair, Inc.                                            750          44,370

INDUSTRIAL MACHINERY--3.8%
Eaton Corp.                                              670          46,129
Illinois Tool Works, Inc.                                950          42,655
                                                                ------------
                                                                      88,784
                                                                ------------

INSURANCE BROKERS--1.8%
AON Corp.                                              1,270          43,015

INTEGRATED OIL & GAS--5.3%
ConocoPhillips                                           660          39,290
Exxon Mobil Corp.                                        620          41,602
Occidental Petroleum Corp.                               870          41,855
                                                                ------------
                                                                     122,747
                                                                ------------

INVESTMENT BANKING & BROKERAGE--6.2%
Goldman Sachs Group, Inc. (The)                          290          49,059
Lehman Brothers Holdings, Inc.                           610          45,055
Merrill Lynch & Co., Inc.                                640          50,061
                                                                ------------
                                                                     144,175
                                                                ------------

LIFE & HEALTH INSURANCE--3.9%
Lincoln National Corp.                                   720          44,698
MetLife, Inc.                                            830          47,044
                                                                ------------
                                                                      91,742
                                                                ------------

MANAGED HEALTH CARE--3.6%
Aetna, Inc.                                            1,120          44,296
UnitedHealth Group, Inc.                                 830          40,836
                                                                ------------
                                                                      85,132
                                                                ------------

METAL & GLASS CONTAINERS--2.0%
Pactiv Corp.(b)                                        1,660          47,177

MOTORCYCLE MANUFACTURERS--2.1%
Harley-Davidson, Inc.                                    770          48,317

OIL & GAS EQUIPMENT & SERVICES--3.3%
BJ Services Co.                                        1,250          37,663
Tidewater, Inc.                                          875          38,666
                                                                ------------
                                                                      76,329
                                                                ------------

Phoenix Relative Value Fund


                                                    SHARES          VALUE
                                                  ----------    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.8%
Bank of America Corp.                                    860    $     46,070
JPMorgan Chase & Co.                                     910          42,734
                                                                ------------
                                                                      88,804
                                                                ------------

PACKAGED FOODS & MEATS--1.9%
Kellogg Co.                                              900          44,568

PHARMACEUTICALS--5.8%
Johnson & Johnson                                        670          43,510
Merck & Co., Inc.                                      1,110          46,509
Wyeth                                                    900          45,756
                                                                ------------
                                                                     135,775
                                                                ------------

PROPERTY & CASUALTY INSURANCE--2.1%
Allstate Corp. (The)                                     770          48,302

SEMICONDUCTORS--1.9%
Texas Instruments, Inc.                                1,370          45,553

SPECIALTY STORES--2.0%
Office Depot, Inc.(b)                                  1,150          45,655

STEEL--1.7%
Nucor Corp.                                              800          39,592

SYSTEMS SOFTWARE--2.1%
Microsoft Corp.                                        1,820          49,741

WIRELESS TELECOMMUNICATION SERVICES--1.5%
Sprint Nextel Corp.                                    2,112          36,221
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,965,409)                                       2,135,775
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--4.0%

APPLICATION SOFTWARE--2.1%
Amdocs Ltd. (United States)(b)                         1,250          49,500

PROPERTY & CASUALTY INSURANCE--1.9%
ACE Ltd. (United States)                                 810          44,331
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $74,295)                                             93,831
----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.4%
(IDENTIFIED COST $2,039,704)                                       2,229,606(a)

Other assets and liabilities, net--4.6%                              107,922
                                                                ------------
NET ASSETS--100.0%                                              $  2,337,528
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $238,229 and gross depreciation of $48,583 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $2,039,960.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

Phoenix Total Value Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                  ----------    ------------

DOMESTIC COMMON STOCKS--95.3%

AEROSPACE & DEFENSE--1.0%
Northrop Grumman Corp.                                 1,414    $     96,251
United Technologies Corp.                              3,090         195,751
                                                                ------------
                                                                     292,002
                                                                ------------

AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                             1,900          71,972

AIR FREIGHT & LOGISTICS--0.7%
FedEx Corp.                                            1,760         191,277

AIRLINES--0.3%
Southwest Airlines Co.                                 5,600          93,296

APPAREL RETAIL--0.3%
AnnTaylor Stores Corp.(b)                              2,000          83,720

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Mellon Financial Corp.                                 4,800         187,680
Northern Trust Corp.                                   6,130         358,176
                                                                ------------
                                                                     545,856
                                                                ------------

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.(b)                                    2,800          58,520

BIOTECHNOLOGY--0.8%
Amgen, Inc.(b)                                         2,700         193,131
Biogen Idec, Inc.(b)                                     600          26,808
                                                                ------------
                                                                     219,939
                                                                ------------

BROADCASTING & CABLE TV--1.0%
DIRECTV Group, Inc. (The)(b)                          15,100         297,168

COMMODITY CHEMICALS--0.6%
Celanese Corp. Series A                                4,500          80,550
Lyondell Chemical Co.                                  3,100          78,647
                                                                ------------
                                                                     159,197
                                                                ------------

COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(b)                                 4,400         101,200
Motorola, Inc.                                         7,000         175,000
                                                                ------------
                                                                     276,200
                                                                ------------

COMPUTER HARDWARE--2.7%
Hewlett-Packard Co.                                   16,040         588,508
International Business Machines
  Corp                                                 2,180         178,629
                                                                ------------
                                                                     767,137
                                                                ------------


                                                    SHARES          VALUE
                                                  ----------    ------------

COMPUTER STORAGE & PERIPHERALS--1.2%
Komag, Inc.(b)                                         1,100    $     35,156
Lexmark International, Inc. Class A(b)                 5,200         299,832
                                                                ------------
                                                                     334,988
                                                                ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.3%
Caterpillar, Inc.                                      4,300         282,940
Cummins, Inc.                                          2,700         321,921
FreightCar America, Inc.                                 900          47,700
Terex Corp.(b)                                           100           4,522
                                                                ------------
                                                                     657,083
                                                                ------------

CONSUMER FINANCE--0.4%
Capital One Financial Corp.                            1,600         125,856

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
Ceridian Corp.(b)                                      7,520         168,147
Computer Sciences Corp.(b)                             4,500         221,040
                                                                ------------
                                                                     389,187
                                                                ------------

DEPARTMENT STORES--1.0%
Dillard's, Inc. Class A                                2,900          94,917
Nordstrom, Inc.                                        4,600         194,580
                                                                ------------
                                                                     289,497
                                                                ------------

DIVERSIFIED BANKS--2.6%
Comerica, Inc.                                         2,830         161,084
U.S. Bancorp                                           9,400         312,268
Wachovia Corp.                                         5,100         284,580
                                                                ------------
                                                                     757,932
                                                                ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp.(b)                                850          63,742

DIVERSIFIED METALS & MINING--1.6%
Freeport-McMoRan Copper & Gold,
  Inc. Class B (Indonesia)                             5,700         303,582
Phelps Dodge Corp.                                     1,712         145,006
                                                                ------------
                                                                     448,588
                                                                ------------

ELECTRIC UTILITIES--1.1%
FirstEnergy Corp.                                      5,676         317,061

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Cooper Industries Ltd. Class A                         2,100         178,962

ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
Agilent Technologies, Inc.(b)                          5,670         185,352

Phoenix Total Value Fund


                                                    SHARES          VALUE
                                                  ----------    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--(CONTINUED)
Vishay Intertechnology, Inc.(b)                        3,500    $     49,140
                                                                ------------
                                                                     234,492
                                                                ------------

FOOTWEAR--1.1%
Nike, Inc. Class B                                     3,700         324,194

GAS UTILITIES--0.7%
ONEOK, Inc.                                            5,200         196,508

HEALTH CARE DISTRIBUTORS--0.8%
AmerisourceBergen Corp.                                4,800         216,960

HEALTH CARE EQUIPMENT--0.7%
Becton, Dickinson & Co.                                2,730         192,929

HEALTH CARE SERVICES--0.2%
Caremark Rx, Inc.                                      1,050          59,504

HOME IMPROVEMENT RETAIL--0.7%
Sherwin-Williams Co. (The)                             3,450         192,441

HOUSEHOLD PRODUCTS--1.7%
Clorox Co. (The)                                       2,880         181,440
Colgate-Palmolive Co.                                  1,900         117,990
Procter & Gamble Co. (The)                             2,930         181,601
                                                                ------------
                                                                     481,031
                                                                ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.5%
AES Corp. (The)(b)                                     9,280         189,219
TXU Corp.                                              3,900         243,828
                                                                ------------
                                                                     433,047
                                                                ------------

INDUSTRIAL CONGLOMERATES--1.1%
3M Co.                                                 2,410         179,352
General Electric Co.                                   4,150         146,495
                                                                ------------
                                                                     325,847
                                                                ------------

INDUSTRIAL GASES--0.7%
Praxair, Inc.                                          3,210         189,904

INDUSTRIAL MACHINERY--1.7%
Eaton Corp.                                            2,640         181,764
Illinois Tool Works, Inc.                              3,600         161,640
Parker-Hannifin Corp.                                  1,900         147,687
                                                                ------------
                                                                     491,091
                                                                ------------

INSURANCE BROKERS--0.6%
AON Corp.                                              4,700         159,189

INTEGRATED OIL & GAS--10.5%
Chevron Corp.                                             61           3,956
ConocoPhillips                                        15,382         915,691
Exxon Mobil Corp.                                     21,917       1,470,631


                                                    SHARES          VALUE
                                                  ----------    ------------

INTEGRATED OIL & GAS--(CONTINUED)
Marathon Oil Corp.                                     6,241    $    479,933
Occidental Petroleum Corp.                             3,220         154,914
                                                                ------------
                                                                   3,025,125
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--4.3%
AT&T, Inc.                                            20,150         656,084
BellSouth Corp.                                        1,100          47,025
Embarq Corp.                                           5,200         251,524
Qwest Communications International,
  Inc.(b)                                             31,300         272,936
                                                                ------------
                                                                   1,227,569
                                                                ------------

INVESTMENT BANKING & BROKERAGE--3.9%
Bear Stearns Cos., Inc. (The)                            400          56,040
Charles Schwab Corp. (The)                             7,250         129,775
Goldman Sachs Group, Inc. (The)                        2,600         439,842
Lehman Brothers Holdings, Inc.                         4,140         305,780
Merrill Lynch & Co., Inc.                              2,390         186,946
                                                                ------------
                                                                   1,118,383
                                                                ------------

LIFE & HEALTH INSURANCE--4.0%
Lincoln National Corp.                                 3,000         186,240
MetLife, Inc.                                         13,882         786,832
Nationwide Financial Services, Inc.
  Class A                                              1,000          48,100
Principal Financial Group, Inc.
  (The)                                                2,600         141,128
                                                                ------------
                                                                   1,162,300
                                                                ------------

MANAGED HEALTH CARE--2.0%
Aetna, Inc.                                            3,720         147,126
CIGNA Corp.                                              850          98,872
Health Net, Inc.(b)                                    2,500         108,800
Humana, Inc.(b)                                        1,000          66,090
UnitedHealth Group, Inc.                               3,010         148,092
                                                                ------------
                                                                     568,980
                                                                ------------

METAL & GLASS CONTAINERS--0.7%
Pactiv Corp.(b)                                        7,110         202,066

MOTORCYCLE MANUFACTURERS--0.7%
Harley-Davidson, Inc.                                  3,190         200,173

MOVIES & ENTERTAINMENT--0.5%
News Corp. Class A                                     2,400          47,160
Walt Disney Co. (The)                                  3,300         102,003
                                                                ------------
                                                                     149,163
                                                                ------------

MULTI-LINE INSURANCE--2.5%
Assurant, Inc.                                         7,500         400,575
Genworth Financial, Inc. Class A                       6,050         211,810
Hartford Financial Services Group,
  Inc. (The)                                             446          38,691

Phoenix Total Value Fund


                                                    SHARES          VALUE
                                                  ----------    ------------

MULTI-LINE INSURANCE--(CONTINUED)
Loews Corp.                                            1,600    $     60,640
                                                                ------------
                                                                     711,716
                                                                ------------

MULTI-UTILITIES--1.6%
OGE Energy Corp.                                       3,700         133,607
PG&E Corp.                                             3,850         160,352
Sempra Energy                                          1,950          97,988
Xcel Energy, Inc.                                      3,400          70,210
                                                                ------------
                                                                     462,157
                                                                ------------

OIL & GAS EQUIPMENT & SERVICES--1.1%
BJ Services Co.                                        4,890         147,336
Tidewater, Inc.                                        3,530         155,990
                                                                ------------
                                                                     303,326
                                                                ------------

OIL & GAS REFINING & MARKETING--1.0%
Tesoro Corp.                                           1,700          98,566
Valero Energy Corp.                                    3,600         185,292
                                                                ------------
                                                                     283,858
                                                                ------------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Overseas Shipholding Group, Inc.                       1,900         117,363

OTHER DIVERSIFIED FINANCIAL SERVICES--5.0%
Bank of America Corp.                                 10,156         544,057
Citigroup, Inc.                                        3,700         183,779
JPMorgan Chase & Co.                                  14,800         695,008
                                                                ------------
                                                                   1,422,844
                                                                ------------

PACKAGED FOODS & MEATS--1.4%
Campbell Soup Co.                                      5,650         206,225
Kellogg Co.                                            3,720         184,214
Kraft Foods, Inc. Class A                                500          17,830
                                                                ------------
                                                                     408,269
                                                                ------------

PHARMACEUTICALS--5.5%
Alpharma, Inc. Class A                                   100           2,339
Johnson & Johnson                                      2,960         192,223
King Pharmaceuticals, Inc.(b)                         18,540         315,736
Merck & Co., Inc.                                      7,660         320,954
Pfizer, Inc.                                          19,300         547,348
Wyeth                                                  3,750         190,650
                                                                ------------
                                                                   1,569,250
                                                                ------------

PROPERTY & CASUALTY INSURANCE--5.6%
Allstate Corp. (The)                                   6,760         424,055
Axis Capital Holdings Ltd.                             4,050         140,494
Berkley (W.R.) Corp.                                   7,125         252,154
Chubb Corp. (The)                                      8,000         415,680


                                                    SHARES          VALUE
                                                  ----------    ------------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
First American Corp.                                     500    $     21,170
St. Paul Travelers Cos., Inc. (The)                    7,879         369,446
                                                                ------------
                                                                   1,622,999
                                                                ------------

RAILROADS--0.2%
CSX Corp.                                              1,930          63,362

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
CB Richard Ellis Group, Inc. Class A(b)                4,500         110,700

REGIONAL BANKS--1.7%
AmSouth Bancorp                                        1,200          34,848
PNC Financial Services Group, Inc.
  (The)                                                3,500         253,540
Regions Financial Corp.                                5,600         206,024
                                                                ------------
                                                                     494,412
                                                                ------------

RESTAURANTS--0.1%
McDonald's Corp.                                       1,100          43,032

SEMICONDUCTOR EQUIPMENT--0.5%
Lam Research Corp.(b)                                  3,000         135,990

SEMICONDUCTORS--0.8%
Advanced Micro Devices, Inc.(b)                        2,200          54,670
Texas Instruments, Inc.                                5,640         187,530
                                                                ------------
                                                                     242,200
                                                                ------------

SPECIALTY STORES--0.7%
Office Depot, Inc.(b)                                  5,040         200,088

STEEL--2.1%
Nucor Corp.                                            9,486         469,462
Reliance Steel & Aluminum Co.                            200           6,428
United States Steel Corp.                              2,400         138,432
                                                                ------------
                                                                     614,322
                                                                ------------

SYSTEMS SOFTWARE--0.6%
Microsoft Corp.                                        6,530         178,465

TECHNOLOGY DISTRIBUTORS--0.5%
Ingram Micro, Inc. Class A(b)                          7,450         142,742

THRIFTS & MORTGAGE FINANCE--0.4%
Corus Bankshares, Inc.                                   600          13,416
Radian Group, Inc.                                     1,900         114,000
                                                                ------------
                                                                     127,416
                                                                ------------

TOBACCO--0.3%
Loews Corp. - Carolina Group                             100           5,539
Reynolds American, Inc.                                1,500          92,955
                                                                ------------
                                                                      98,494
                                                                ------------

Phoenix Total Value Fund


                                                    SHARES          VALUE
                                                  ----------    ------------

TRUCKING--0.4%
YRC Worldwide, Inc.(b)                                 3,100    $    114,824

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp.                                    7,610         130,512
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $25,100,561)                                     27,368,417
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--3.6%

APPLICATION SOFTWARE--0.7%
Amdocs Ltd. (United States)(b)                         4,720         186,912

AUTOMOBILE MANUFACTURERS--0.4%
Honda Motor Co. Ltd. Sponsored ADR
  (Japan)                                              3,700         124,431

IT CONSULTING & OTHER SERVICES--0.6%
Accenture Ltd. Class A (United
  States)                                              5,250         166,477

PHARMACEUTICALS--0.5%
AstraZeneca plc Sponsored ADR
  (United Kingdom)                                     2,200         137,500

PROPERTY & CASUALTY INSURANCE--0.6%
ACE Ltd. (United States)                               3,320         181,704

REINSURANCE--0.8%
Arch Capital Group Ltd. (United
  States)(b)                                           2,600         165,074
PartnerRe Ltd. (United States)                         1,000          67,570
                                                                ------------
                                                                     232,644
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $911,324)                                         1,029,668
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $26,011,885)                                     28,398,085
                                                                ------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    ------------

SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(d)--0.7%
UBS Finance Delaware LLC 5.34%,
  10/2/06                                          $     200    $    199,970
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $199,970)                                           199,970
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $26,211,855)                                     28,598,055(a)

Other assets and liabilities, net--0.4%                              121,680
                                                                ------------
NET ASSETS--100.0%                                              $ 28,719,735
                                                                ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,842,756 and gross depreciation of $473,157 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $26,228,456.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Worldwide Strategies Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                  ----------    ------------

DOMESTIC COMMON STOCKS--39.3%

UNITED STATES--39.3%
3M Co. (Industrial Conglomerates)                        900    $     66,978
Abbott Laboratories
  (Pharmaceuticals)                                    7,900         383,624
Advanced Micro Devices, Inc.
  (Semiconductors)(b)                                  3,700          91,945
Aetna, Inc. (Managed Health Care)                      6,000         237,300
AFLAC, Inc. (Life & Health
  Insurance)                                           3,900         178,464
Agilent Technologies, Inc.
  (Electronic Equipment
  Manufacturers)(b)                                    3,300         107,877
Allstate Corp. (The) (Property &
  Casualty Insurance)                                 10,400         652,392
American Express Co. (Consumer
  Finance)                                             6,300         353,304
American Home Mortgage Investment
  Corp. (Mortgage REIT's)                              1,900          66,253
AMR Corp. (Airlines)(b)                                2,000          46,280
Anheuser-Busch Cos., Inc. (Brewers)                    5,700         270,807
AON Corp. (Insurance Brokers)                          2,200          74,514
Archstone-Smith Trust (Residential
  REIT's)                                              1,300          70,772
Arrow Electronics, Inc.
  (Technology Distributors)(b)                         2,200          60,346
AT&T, Inc. (Integrated
  Telecommunication Services)                         23,300         758,648
Bank of America Corp. (Other
  Diversified Financial Services)                     30,700       1,644,599
Bank of Hawaii Corp. (Regional
  Banks)                                               1,700          81,872
Bank of New York Co., Inc. (The)
  (Asset Management & Custody Banks)                   5,200         183,352
Barnes & Noble, Inc. (Specialty Stores)                  800          30,352
Barr Pharmaceuticals, Inc.
  (Pharmaceuticals)(b)                                 1,800          93,492
Baxter International, Inc. (Health
  Care Equipment)                                      5,000         227,300
Becton, Dickinson & Co. (Health
  Care Equipment)                                      5,100         360,417
BellSouth Corp. (Integrated
  Telecommunication Services)                          9,400         401,850
Biogen Idec, Inc.
  (Biotechnology)(b)                                   3,000         134,040
Black & Decker Corp. (The)
  (Household Appliances)                               3,100         245,985
BMC Software, Inc. (Systems
  Software)(b)                                         2,900          78,938
Boeing Co. (The) (Aerospace & Defense)                 2,300         181,355
Burlington Northern Santa Fe Corp.
  (Railroads)                                          1,000          73,440


                                                    SHARES          VALUE
                                                  ----------    ------------
UNITED STATES--(CONTINUED)
Campbell Soup Co. (Packaged Foods
  & Meats)                                             4,600    $    167,900
Capital One Financial Corp.
  (Consumer Finance)                                   2,000         157,320
Cardinal Health, Inc. (Health Care
  Distributors)                                        3,100         203,794
Caremark Rx, Inc. (Health Care
  Services)                                            2,500         141,675
CBS Corp. Class B (Broadcasting &
  Cable TV)                                            4,100         115,497
Cephalon, Inc.
  (Biotechnology)(b)(d)                                2,800         172,900
Chaparral Steel Co. (Steel)(b)                           900          30,654
CheckFree Corp. (Data Processing &
  Outsourced Services)(b)                                700          28,924
Chevron Corp. (Integrated Oil & Gas)                   8,000         518,880
CIGNA Corp. (Managed Health Care)                      1,300         151,216
Cincinnati Financial Corp.
  (Property & Casualty Insurance)                        800          38,448
Cisco Systems, Inc.
  (Communications Equipment)(b)                       33,400         768,200
Citigroup, Inc. (Other Diversified
  Financial Services)                                 13,700         680,479
Citizens Communications Co.
  (Integrated Telecommunication
  Services)(d)                                        15,200         213,408
Coca-Cola Co. (The) (Soft Drinks)                      7,300         326,164
Colgate-Palmolive Co. (Household
  Products)                                            2,400         149,040
Comerica, Inc. (Diversified Banks)                     2,000         113,840
Computer Sciences Corp. (Data
  Processing & Outsourced
  Services)(b)(d)                                        800          39,296
ConAgra Foods, Inc. (Packaged
  Foods & Meats)                                       7,000         171,360
ConocoPhillips (Integrated Oil & Gas)                  6,100         363,133
Constellation Energy Group, Inc.
  (Independent Power Producers &
  Energy Traders)                                      3,100         183,520
Covanta Holding Corp.
  (Environmental & Facilities
  Services)(b)(d)                                      1,500          32,295
Del Monte Foods Co. (Packaged
  Foods & Meats)                                      12,400         129,580
Dell, Inc. (Computer Hardware)(b)                     12,100         276,364
Devon Energy Corp. (Oil & Gas
  Exploration & Production)                            1,400          88,410
Donnelley (R.R.) & Sons Co.
  (Commercial Printing)                                4,100         135,136
Dover Corp. (Industrial Machinery)                     1,200          56,928
Dow Chemical Co. (The)
  (Diversified Chemicals)                              4,200         163,716
Dun & Bradstreet Corp.
  (Diversified Commercial &
  Professional Services)(b)                            1,400         104,986
Eaton Corp. (Industrial Machinery)                     4,400         302,940

Phoenix Worldwide Strategies Fund


                                                    SHARES          VALUE
                                                  ----------    ------------
UNITED STATES--(CONTINUED)
EMC Corp. (Computer Storage &
  Peripherals)(b)                                      8,000    $     95,840
Emdeon Corp. (Health Care
  Technology)(b)                                       6,400          74,944
Emerson Electric Co. (Electrical
  Components & Equipment)                              4,600         385,756
Emulex Corp. (Computer Storage &
  Peripherals)(b)                                      5,100          92,667
Endo Pharmaceuticals Holdings,
  Inc. (Pharmaceuticals)(b)                            2,700          87,885
Estee Lauder Cos., Inc. (The)
  Class A (Personal Products)(d)                       5,500         221,815
Expedia, Inc. (Internet
  Retail)(b)(d)                                        3,900          61,152
Exxon Mobil Corp. (Integrated Oil & Gas)              30,200       2,026,420
Federated Department Stores, Inc.
  (Department Stores)                                  8,600         371,606
Federated Investors, Inc. Class B
  (Asset Management & Custody Banks)                   2,800          94,668
FedEx Corp. (Air Freight & Logistics)                  1,200         130,416
Fiserv, Inc. (Data Processing &
  Outsourced Services)(b)                              4,300         202,487
Fisher Scientific International,
  Inc. (Life Sciences Tools &
  Services)(b)                                         2,500         195,600
Franklin Resources, Inc. (Asset
  Management & Custody Banks)                          1,600         169,200
Freeport-McMoRan Copper & Gold,
  Inc. Class B (Indonesia)
  (Diversified Metals & Mining)(d)                     3,100         165,106
Freescale Semiconductor, Inc.
  Class B (Semiconductors)(b)                          4,300         163,443
Gap, Inc. (The) (Apparel Retail)                       9,000         170,550
General Dynamics Corp. (Aerospace
  & Defense)                                           1,500         107,505
General Electric Co. (Industrial
  Conglomerates)                                      21,300         751,890
General Mills, Inc. (Packaged
  Foods & Meats)                                       4,000         226,400
Grey Wolf, Inc. (Oil & Gas
  Drilling)(b)(d)                                     16,300         108,884
Harley-Davidson, Inc. (Motorcycle
  Manufacturers)                                         800          50,200
Harman International Industries,
  Inc. (Consumer Electronics)                            500          41,720
Harris Corp. (Communications
  Equipment)                                           1,700          75,633
Hartford Financial Services Group,
  Inc. (The) (Multi-line Insurance)                      600          52,050
Heinz (H.J.) Co. (Packaged Foods &
  Meats)                                               4,300         180,299
Hewlett-Packard Co. (Computer
  Hardware)                                           15,600         572,364
Home Depot, Inc. (The) (Home
  Improvement Retail)                                  9,700         351,819
Honeywell International, Inc.
  (Aerospace & Defense)                                5,500         224,950
IAC/InterActiveCorp. (Internet
  Retail)(b)(d)                                        3,200          92,032


                                                    SHARES          VALUE
                                                  ----------    ------------
UNITED STATES--(CONTINUED)
Illinois Tool Works, Inc.
  (Industrial Machinery)                               6,600    $    296,340
Intel Corp. (Semiconductors)                          14,200         292,094
International Business Machines
  Corp. (Computer Hardware)                            9,800         803,012
Intuit, Inc. (Application
  Software)(b)                                         3,900         125,151
IPSCO, Inc. (Steel)                                    2,506         217,208
Johnson & Johnson (Pharmaceuticals)                   17,600       1,142,944
JPMorgan Chase & Co. (Other
  Diversified Financial Services)                     21,700       1,019,032
KeyCorp (Regional Banks)                               4,000         149,760
Kimberly-Clark Corp. (Household
  Products)                                            6,000         392,160
Kroger Co. (The) (Food Retail)                         5,800         134,212
Lam Research Corp. (Semiconductor
  Equipment)(b)                                        1,500          67,995
Lexmark International, Inc. Class
  A (Computer Storage & Peripherals)(b)                1,500          86,490
Lincoln National Corp. (Life &
  Health Insurance)                                    5,000         310,400
Lockheed Martin Corp. (Aerospace &
  Defense)                                             3,900         335,634
Loews Corp. - Carolina Group
  (Tobacco)                                            4,700         260,333
LSI Logic Corp.
  (Semiconductors)(b)(d)                               8,200          67,404
Marathon Oil Corp. (Integrated Oil
  & Gas)                                               1,400         107,660
Masco Corp. (Building Products)                        5,200         142,584
McDonald's Corp. (Restaurants)                        11,800         461,616
McKesson Corp. (Health Care
  Distributors)                                        5,100         268,872
Merck & Co., Inc. (Pharmaceuticals)                    6,000         251,400
Merrill Lynch & Co., Inc.
  (Investment Banking & Brokerage)                     7,600         594,472
MetLife, Inc. (Life & Health Insurance)               10,900         617,812
Microsoft Corp. (Systems Software)                    33,400         912,822
Millennium Pharmaceuticals, Inc.
  (Biotechnology)(b)                                   6,900          68,655
Morgan Stanley (Investment Banking
  & Brokerage)                                         3,100         226,021
Motorola, Inc. (Communications
  Equipment)                                          21,900         547,500
National City Corp. (Regional
  Banks)                                               1,100          40,260
National Semiconductor Corp.
  (Semiconductors)(d)                                  3,200          75,296
NBTY, Inc. (Personal Products)(b)                      2,500          73,175
New Plan Excel Realty Trust
  (Retail REIT's)(d)                                   2,200          59,510
Newell Rubbermaid, Inc.
  (Housewares & Specialties)(d)                        7,500         212,400
Nike, Inc. Class B (Footwear)                          2,400         210,288
Nordstrom, Inc. (Department
  Stores)(d)                                           7,000         296,100
Norfolk Southern Corp. (Railroads)                     2,300         101,315
Northern Trust Corp. (Asset
  Management & Custody Banks)                          4,100         239,563

Phoenix Worldwide Strategies Fund


                                                    SHARES          VALUE
                                                  ----------    ------------
UNITED STATES--(CONTINUED)
Northrop Grumman Corp. (Aerospace & Defense)           2,600    $    176,982
Novellus Systems, Inc.
  (Semiconductor Equipment)(b)                         3,300          91,278
Occidental Petroleum Corp.
  (Integrated Oil & Gas)                              16,200         779,382
ON Semiconductor Corp.
  (Semiconductors)(b)                                  9,200          54,096
Oracle Corp. (Systems Software)(b)                    23,000         408,020
PACCAR, Inc. (Construction & Farm
  Machinery & Heavy Trucks)                            2,300         131,146
Pacer International, Inc. (Air
  Freight & Logistics)                                 1,200          33,312
Parker-Hannifin Corp. (Industrial
  Machinery)                                           1,200          93,276
Penney (J.C.) Co., Inc.
  (Department Stores)                                  4,900         335,111
Pepsi Bottling Group, Inc. (The)
  (Soft Drinks)(d)                                     9,000         319,500
PepsiAmericas, Inc. (Soft Drinks)                      1,400          29,876
PerkinElmer, Inc. (Life Sciences
  Tools & Services)                                    3,500          66,255
Pfizer, Inc. (Pharmaceuticals)                        37,900       1,074,844
Philadelphia Consolidated Holding
  Co. (Property & Casualty
  Insurance)(b)                                          800          31,824
PPG Industries, Inc. (Diversified
  Chemicals)                                             600          40,248
PPL Corp. (Electric Utilities)                         3,800         125,020
Pride International, Inc. (Oil &
  Gas Drilling)(b)                                     2,500          68,550
Principal Financial Group, Inc.
  (The) (Life & Health Insurance)                      4,000         217,120
Progressive Corp. (The) (Property
  & Casualty Insurance)                                4,900         120,246
Protective Life Corp. (Life &
  Health Insurance)                                      600          27,450
Prudential Financial, Inc. (Life &
  Health Insurance)                                    3,300         251,625
Qwest Communications
  International, Inc. (Integrated
  Telecommunication Services)(b)                       7,300          63,656
Raytheon Co. (Aerospace & Defense)                     2,900         139,229
Reynolds American, Inc.
  (Tobacco)(d)                                         1,400          86,758
Rohm and Haas Co. (Specialty
  Chemicals)                                           1,300          61,555
Sanmina-SCI Corp. (Electronic
  Manufacturing Services)(b)                          13,700          51,238
Sherwin-Williams Co. (The) (Home
  Improvement Retail)                                  5,600         312,368
Southwest Airlines Co. (Airlines)                      5,700          94,962
Sprint Nextel Corp. (Wireless
  Telecommunication Services)                         13,400         229,810
St. Paul Travelers Cos., Inc.
  (The) (Property & Casualty
  Insurance)                                           9,100         426,699
StanCorp Financial Group, Inc.
  (Life & Health Insurance)                              700          31,241


                                                    SHARES          VALUE
                                                  ----------    ------------
UNITED STATES--(CONTINUED)
Staples, Inc. (Specialty Stores)                       1,200    $     29,196
State Street Corp. (Asset
  Management & Custody Banks)                          3,000         187,200
Sunoco, Inc. (Oil & Gas Refining &
  Marketing)                                           1,200          74,628
SunTrust Banks, Inc. (Regional
  Banks)                                                 800          61,824
Symantec Corp. (Systems
  Software)(b)                                         1,900          40,432
Synovus Financial Corp. (Regional
  Banks)(d)                                            2,000          58,740
Tellabs, Inc. (Communications
  Equipment)(b)                                        4,300          47,128
Teradyne, Inc. (Semiconductor
  Equipment)(b)                                        4,900          64,484
Texas Instruments, Inc.
  (Semiconductors)                                     9,700         322,525
Tidewater, Inc. (Oil & Gas
  Equipment & Services)                                2,300         101,637
Time Warner, Inc. (Movies &
  Entertainment)(d)                                   41,100         749,253
TODCO (Oil & Gas Drilling)(b)(d)                       2,700          93,420
Toro Co. (The) (Construction &
  Farm Machinery & Heavy Trucks)(d)                    2,200          92,774
TXU Corp. (Independent Power
  Producers & Energy Traders)                          2,100         131,292
U.S. Bancorp (Diversified Banks)                       4,500         149,490
United Parcel Service, Inc. Class
  B (Air Freight & Logistics)                            800          57,552
United States Steel Corp.
  (Steel)(d)                                             500          28,840
United Technologies Corp.
  (Aerospace & Defense)                               10,100         639,835
UnitedHealth Group, Inc. (Managed
  Health Care)                                         6,000         295,200
Unitrin, Inc. (Multi-line
  Insurance)                                             600          26,502
USG Corp. (Building Products)(b)(d)                      600          28,224
VeriSign, Inc. (Internet Software
  & Services)(b)                                       5,700         115,140
Verizon Communications, Inc.
  (Integrated Telecommunication
  Services)                                           16,800         623,784
VF Corp. (Apparel, Accessories &
  Luxury Goods)                                        1,600         116,720
Viacom, Inc. Class B (Movies &
  Entertainment)(b)                                    4,100         152,438
Wachovia Corp. (Diversified Banks)                    14,800         825,840
Walt Disney Co. (The) (Movies &
  Entertainment)                                       5,000         154,550
Warner Music Group Corp. (Movies &
  Entertainment)                                       3,300          85,635
Watson Pharmaceuticals, Inc.
  (Pharmaceuticals)(b)                                 1,100          28,787
WellPoint, Inc. (Managed Health
  Care)(b)                                             3,900         300,495
Wells Fargo & Co. (Diversified
  Banks)                                               7,100         256,878
Whirlpool Corp. (Household
  Appliances)(d)                                         800         6 7,288
Wyeth (Pharmaceuticals)                                3,200         162,688
Yum! Brands, Inc. (Restaurants)                        3,800         197,790
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,670,842)                                     44,276,176
----------------------------------------------------------------------------

Phoenix Worldwide Strategies Fund


                                                    SHARES          VALUE
                                                  ----------    ------------
FOREIGN  COMMON STOCKS(c)--59.1%

AUSTRALIA--2.9%
Leighton Holdings Ltd.
  (Construction & Engineering)                        13,214    $    190,468
Orica Ltd. (Diversified Chemicals)                    11,390         190,747
Oxiana Ltd. (Diversified Metals &
  Mining)                                            216,734         468,443
Publishing & Broadcasting Ltd.
  (Broadcasting & Cable TV)                           23,539         327,014
QBE Insurance Group Ltd. (Property
  & Casualty Insurance)                               14,543         265,553
Rio Tinto Ltd. (Diversified Metals
  & Mining)                                           14,318         748,053
Santos Ltd. (Oil & Gas Exploration
  & Production)                                       78,959         658,512
Suncorp-Metway Ltd. (Other
  Diversified Financial Services)                      6,478         105,928
Westfield Group (Real Estate
  Management & Development)                           20,000         280,531
                                                                ------------
                                                                   3,235,249
                                                                ------------

AUSTRIA--0.1%
Voestalpine AG (Steel)                                 1,869          77,192

BELGIUM--1.0%
Delhaize Group (Food Retail)                           2,630         220,943
Dexia (Diversified Banks)                             16,994         440,252
Fortis BB (Other Diversified
  Financial Services)                                  7,600         308,487
InBev N.V. (Brewers)                                   3,428         188,742
                                                                ------------
                                                                   1,158,424
                                                                ------------

CANADA--0.7%
Synear Food Holdings Ltd.
  (Packaged Foods & Meats)                            91,000          59,059
Teck Cominco Ltd. Class B (Gold)                       9,188         575,406
TELUS Corp. (Integrated
  Telecommunication Services)                          2,100         117,611
                                                                ------------
                                                                     752,076
                                                                ------------

CHINA--1.1%
ASM Pacific Technology Ltd.
  (Semiconductor Equipment)                           11,500          60,373
Celestial Nutrifoods Ltd (Packaged
  Foods & Meats)(b)                                   42,000          40,724
China Petroleum & Chemical Corp.
  Class H (Integrated Oil & Gas)                     439,000         272,732
CNPC (Hong Kong) Ltd. (Oil & Gas
  Exploration & Production)                           50,000          25,287
PetroChina Co. Ltd. Class H
  (Integrated Oil & Gas)                             774,000         832,552
                                                                ------------
                                                                   1,231,668
                                                                ------------


                                                    SHARES          VALUE
                                                  ----------    ------------
DENMARK--0.3%
Danske Bank A/S (Diversified Banks)                    7,500    $    294,969

FINLAND--0.0%
Metso Oyj (Industrial Machinery)                         700          25,759

FRANCE--6.3%
Air France -KLM (Airlines)                            24,851         749,365
Alcatel SA (Communications
  Equipment)                                          34,300         418,850
Alstom (Heavy Electrical
  Equipment)(b)                                        2,900         262,379
Arkema (Diversified Chemicals)(b)                        330          15,571
AXA SA (Multi-line Insurance)                         11,089         408,903
BNP Paribas SA (Diversified Banks)                     4,800         516,453
Bouygues SA (Wireless
  Telecommunication Services)                          6,100         326,268
Capgemini SA (IT Consulting &
  Other Services)                                      6,800         360,690
Carrefour SA (Hypermarkets & Super
  Centers)                                             4,500         284,342
LVMH Moet Hennessy Louis Vuitton
  SA (Apparel, Accessories &
  Luxury Goods)                                        2,604         268,289
Sanofi-aventis (Pharmaceuticals)                       2,500         222,544
Societe Generale (Diversified
  Banks)                                               5,200         827,532
Suez SA (Multi-Utilities)                             10,000         439,761
Technip SA (Oil & Gas Equipment &
  Services)                                            4,870         276,782
Total SA (Integrated Oil & Gas)                       12,500         820,272
Vallourec SA (Industrial Machinery)                    1,990         464,058
Vivendi Universal SA (Movies &
  Entertainment)                                      11,045         398,181
                                                                ------------
                                                                   7,060,240
                                                                ------------

GERMANY--5.1%
Allianz AG Registered Shares
  (Multi-line Insurance)                               5,815       1,006,367
Bayerische Motoren Werke AG
  (Automobile Manufacturers)                          10,061         538,893
Commerzbank AG (Diversified Banks)                    10,163         342,156
Deutsche Lufthansa AG Registered
  Shares (Airlines)                                   41,132         871,553
E.ON AG (Electric Utilities)                           4,500         534,732
Fresenius Medical Care AG (Health
  Care Services)                                       2,200         285,779
Heidelberger Druckmaschinen AG
  (Industrial Machinery)                               1,385          57,096
MAN AG (Industrial Machinery)                          3,161         267,515
Metro AG (Hypermarkets & Super
  Centers)                                             5,900         344,823
Salzgitter AG (Steel)                                  4,873         457,943
SAP AG (Application Software)                          1,800         356,983
ThyssenKrupp AG (Steel)                                1,827          61,556
Volkswagen AG (Automobile
  Manufacturers)                                       6,885         586,518
                                                                ------------
                                                                   5,711,914
                                                                ------------

Phoenix Worldwide Strategies Fund


                                                    SHARES          VALUE
                                                  ----------    ------------
GREECE--0.3%
Alpha Bank A.E. (Diversified Banks)                   11,940    $    318,558

HONG KONG--2.0%
Bank of East Asia, Ltd.
  (Diversified Banks)                                 27,200         124,118
Cheung Kong Holdings Ltd. (Real
  Estate Management & Development)                    32,000         343,591
China Mobile Ltd. (Wireless
  Telecommunication Services)                         51,000         360,374
China Netcom Group Corp.
  (Integrated Telecommunication
  Services)                                          130,500         234,177
CNOOC Ltd. (Oil & Gas Exploration
  & Production)                                      115,000          95,653
Guangdong Investments Ltd.
  (Industrial Conglomerates)                         592,000         239,364
Jiangxi Copper Co. Ltd.
  (Diversified Metals & Mining)                      147,000         140,006
Solomon Systech International Ltd.
  (Semiconductors)                                   426,000          74,366
Sun Hung Kai Properties Ltd. (Real
  Estate Management & Development)                    21,000         229,256
Television Broadcasts Ltd.
  (Broadcasting & Cable TV)                           39,000         210,252
VTech Holdings Ltd.
  (Communications Equipment)                          38,907         199,763
                                                                ------------
                                                                   2,250,920
                                                                ------------

ITALY--1.6%
Banca Popolare Dell'emilia Romagna
  Scrl (Regional Banks)                                1,113          25,164
Credito Emiliano SpA (Regional
  Banks)                                               2,269          32,220
ENI S.p.A. (Integrated Oil & Gas)                     34,714       1,028,729
Fondiaria - Sai S.p.A. (Property &
  Casualty Insurance)                                  5,500         241,241
Luxottica Group Spa (Apparel,
  Accessories & Luxury Goods)                          2,882          84,895
UniCredito Italiano S.p.A
  (Diversified Banks)                                 40,200         333,636
                                                                ------------
                                                                   1,745,885
                                                                ------------

JAPAN--11.9%
ABILIT Corp. (Leisure Products)                        4,500          20,190
AEON Co. Ltd. (Hypermarkets &
  Super Centers)                                      28,500         698,476
All Nippon Airways Co., Ltd
  (Airlines)                                          19,000          76,885
Bosch Corp (Auto Parts & Equipment)                    7,000          37,274
Brother Industries, Ltd. (Office
  Electronics)                                         7,000          88,000
Canon, Inc. (Office Electronics)                      16,700         870,874
Central Japan Railway Co.
  (Railroads)                                             71         757,333
Daiwa House Industry Co. Ltd.
  (Homebuilding)                                      16,000         276,995


                                                    SHARES          VALUE
                                                  ----------    ------------
JAPAN--(CONTINUED)
Diamond Lease Co. Ltd. (Consumer
  Finance)                                             1,100    $     52,986
Fujikura Ltd. (Electrical
  Components & Equipment)                             17,000         186,083
Haseko Corp. (Homebuilding)(b)                        19,000          65,465
Kanto Auto Works Ltd. (Auto Parts
  & Equipment)                                         1,700          20,148
Kao Corp. (Household Products)                        13,000         346,667
Keyence Corp. (Electronic
  Equipment Manufacturers)                             1,100         253,291
Mazda Motor Corp. (Automobile
  Manufacturers)                                      45,000         272,762
Millea Holdings, Inc. (Property &
  Casualty Insurance)                                 10,500         366,222
Mitsui Sumitomo Insurance Co. Ltd.
  (Property & Casualty Insurance)                     29,000         362,607
Momiji Holdings, Inc. (Regional
  Banks)(b)(h)                                            17          40,440
Murata Manufacturing Co. Ltd.
  (Electronic Equipment
  Manufacturers)                                       6,200         430,392
Nikko Cordial Corp. (Investment
  Banking & Brokerage)                                23,500         272,550
Nippon Oil Corp. (Oil & Gas
  Refining & Marketing)                               59,000         434,540
Nissan Diesel Motor Co. Ltd.
  (Construction & Farm Machinery &
  Heavy Trucks)                                       16,000          63,120
Nissan Motor Co. Ltd. (Automobile
  Manufacturers)                                      23,000         257,600
Nissin Kogyo Co. Ltd (Auto Parts &
  Equipment)                                          19,200         429,105
Nomura Holdings, Inc. (Investment
  Banking & Brokerage)                                16,700         294,061
Nomura Research Institute, Ltd.
  (IT Consulting & Other Services)                       600          83,302
NTT DoCoMo, Inc. (Wireless
  Telecommunication Services)                            209         322,015
OMRON Corp. (Electronic Equipment
  Manufacturers)                                      13,100         321,608
Pioneer Corp (Consumer Electronics)                   19,200         338,083
SBI Holdings, Inc. (Asset
  Management & Custody Banks)                            343         122,681
Secom Co. Ltd. (Specialized
  Consumer Services)                                   8,500         420,952
Seiko Corp. (Apparel, Accessories
  & Luxury Goods)                                      6,000          44,089
Sekisui House Ltd. (Homebuilding)                     29,000         438,713
Sharp Corp. (Consumer Electronics)                     9,000         154,286
Shinsei Bank Ltd. (Regional Banks)                    41,000         249,905
Sumitomo Metal Mining Co. Ltd
  (Diversified Metals & Mining)                       59,000         773,181

Phoenix Worldwide Strategies Fund


                                                    SHARES          VALUE
                                                  ----------    ------------
JAPAN--(CONTINUED)
Sumitomo Mitsui Financial Group,
  Inc. (Diversified Banks)                                61    $    640,339
Sumitomo Trust & Banking Co. Ltd.
  (The) (Diversified Banks)                           47,000         491,784
Tokyo Electric Power Co., Inc.
  (The) (Electric Utilities)                          11,500         331,005
Tokyo Electron Ltd. (Semiconductor
  Equipment)                                           9,000         665,143
Toyota Boshoku Corp. (Auto Parts &
  Equipment)                                           2,800          51,912
West Japan Railway Co. (Railroads)                         1           4,275
Yamaha Motor Co. Ltd. (Motorcycle
  Manufacturers)                                      32,400         858,514
Yamato Kogyo Co. Ltd. (Steel)                          5,500         118,497
                                                                ------------
                                                                  13,404,350
                                                                ------------

MALAYSIA--0.1%
British American Tobacco Malaysia
  Berhad (Tobacco)                                     1,200          13,910
DiGi.Com Berhad (Integrated
  Telecommunication Services)                         38,300         129,813
Shell Refining Co. (Oil & Gas
  Refining & Marketing)                                4,700          13,126
                                                                ------------
                                                                     156,849
                                                                ------------

NETHERLANDS--3.0%
ABN AMRO Holding N.V. (Diversified
  Banks)                                                 128           3,733
Akzo Nobel N.V. (Diversified
  Chemicals)                                           6,196         381,686
ASML Holding N.V. (Semiconductor
  Equipment)(b)                                       13,800         322,684
ING Groep N.V. (Other Diversified
  Financial Services)                                499,612       2,182,372
Koninklijke (Royal) KPN N.V
  (Integrated Telecommunication
  Services)                                            5,239          66,834
Nutreco Hldgs. N.V. (Agricultural
  Products)                                              852          52,399
Unilever N.V. - CVA (Packaged
  Foods & Meats)                                         244           6,002
Wolters Kluwer N.V. (Publishing)                      12,100         315,615
                                                                ------------
                                                                   3,331,325
                                                                ------------

NORWAY--0.2%
Orkla ASA (Industrial
  Conglomerates)                                         420          19,981
Statoil ASA (Integrated Oil & Gas)                     9,851         232,819
                                                                ------------
                                                                     252,800
                                                                ------------

RUSSIA--0.1%
LUKOIL Sponsored ADR (Integrated
  Oil & Gas)                                           1,800         137,160

SINGAPORE--0.7%
CapitaLand Ltd. (Real Estate
  Management & Development)                          117,000         372,013


                                                    SHARES          VALUE
                                                  ----------    ------------
SINGAPORE--(CONTINUED)
SembCorp Industries Ltd.
  (Industrial Conglomerates)                          32,000    $     67,697
Singapore Airlines Ltd. (Airlines)                    12,000         110,310
Starhub Ltd. (Wireless
  Telecommunication Services)                         37,714          53,428
United Overseas Bank Ltd.
  (Diversified Banks)                                 16,000         164,206
                                                                ------------
                                                                     767,654
                                                                ------------

SOUTH KOREA--0.0%
KT Corp. (Integrated
  Telecommunication Services)                            950          40,962

SPAIN--2.3%
Actividades de Construccion y
  Servicios SA (Construction &
  Engineering)                                         3,950         187,330
Banco Bilbao Vizcaya Argentaria
  S.A. (Diversified Banks)                            27,623         639,251
Banco Santander Central Hispano SA
  (Diversified Banks)                                 96,919       1,532,545
Corporacion Mapfre SA (Multi-line
  Insurance)                                           3,528          73,726
Grupo Acciona Sa (Construction &
  Engineering)                                         1,006         153,079
                                                                ------------
                                                                   2,585,931
                                                                ------------

SWEDEN--1.4%
ForeningsSparbanken AB
  (Diversified Banks)                                  5,034         149,409
JM AB (Construction & Engineering)                     3,200          56,222
Lindex AB (Apparel Retail)                               800          12,063
Nordea Bank AB (Diversified Banks)                    86,200       1,129,235
Securitas AB Class B (Diversified
  Commercial & Professional
  Services)                                           14,100         177,016
Securitas Systems AB B Shares
  (Diversified Commercial &
  Professional Services)(b)                           14,100          52,912
Securitas Direct AB B Shares
  (Diversified Commercial &
  Professional Services)(b)                           14,100          35,403
                                                                ------------
                                                                   1,612,260
                                                                ------------

SWITZERLAND--3.6%
Actelion Ltd. Registered Shares
  (Biotechnology)(b)                                     576          82,638
Holcim Ltd. (Construction
  Materials)                                           4,000         326,922
Logitech International Sa
  (Computer Storage &
  Peripherals)(b)                                      2,987          64,854
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)                             1,933         673,988
Novartis AG Registered Shares
  (Pharmaceuticals)                                   13,100         764,765
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                    5,000         864,489

Phoenix Worldwide Strategies Fund


                                                    SHARES          VALUE
                                                  ----------    ------------
SWITZERLAND--(CONTINUED)
Swatch Group AG (Apparel,
  Accessories & Luxury Goods)                            808    $    156,114
Swiss Life Holding (Life & Health
  Insurance)(b)                                        1,145         267,834
UBS AG (Diversified Capital
  Markets)                                             6,200         370,874
Zurich Financial Services AG
  Registered Shares (Multi-line
  Insurance)                                           2,100         515,994
                                                                ------------
                                                                   4,088,472
                                                                ------------

TAIWAN--0.7%
Chunghwa Telecom Co., Ltd.
  (Integrated Telecommunication
  Services)                                           72,420         120,126
Nanya Technology Corp.
  (Semiconductors)                                    28,000          18,442
Powerchip Semiconductor Corp.
  (Semiconductors)                                   136,000          86,907
Taiwan Semiconductor Manufacturing
  Co. Ltd. Sponsored ADR
  (Semiconductors)                                    52,726         506,171
                                                                ------------
                                                                     731,646
                                                                ------------

THAILAND--0.4%
Advanced Info Service plc NVDR
  (Wireless Telecommunication
  Services)                                           86,000         206,043
Bangkok Bank plc NVDR (Regional
  Banks)                                              81,200         231,290
Thai Beverage Public Co. (Brewers)                   133,000          24,703
                                                                ------------
                                                                     462,036
                                                                ------------

TURKEY--0.0%
KOC Holding AS (Automobile
  Manufacturers)(b)                                    4,286          13,754

UNITED KINGDOM--11.0%
Antofagasta plc (Diversified
  Metals & Mining)                                   116,291         997,234
AstraZeneca plc (Pharmaceuticals)                     31,426       1,964,088
Aviva plc (Multi-line Insurance)                      29,500         432,483
BAE Systems plc (Aerospace &
  Defense)                                            41,000         303,418
Barclays plc (Diversified Banks)                      28,600         360,920
British Airways plc (Airlines)(b)                     45,172         361,146
British American Tobacco plc
  (Tobacco)                                           17,393         470,248
British Sky Broadcasting plc
  (Broadcasting & Cable TV)                           35,000         357,805
CSR plc (Communications
  Equipment)(b)                                          751          11,854
Dana Petroleum plc
  (Oil & Gas Exploration & Production)(b)              2,131          47,361
Drax Group plc (Electric
  Utilities)(b)                                       16,218         253,098
Emap 'B' Shares
  (Publishing)(b)(h)                                  22,300          45,929
Emap PLC (Publishing)                                 18,583         261,654
GlaxoSmithKline plc
  (Pharmaceuticals)                                   28,800         766,792
HSBC Holdings plc
  (Diversified Banks)                                 45,248         825,594
Legal & General Group plc (Life &
  Health Insurance)                                  172,300         459,712


                                                    SHARES          VALUE
                                                  ----------    ------------

UNITED KINGDOM--(CONTINUED)
Marks & Spencer Group plc
  (Department Stores)                                 63,098    $    759,057
Michael Page International plc
  (Human Resources & Employment
  Services)                                           23,656         170,414
National Grid plc (Multi-Utilities)                   28,212         352,591
NETeller plc (Other Diversified
  Financial Services)(b)                              15,300         101,696
Next plc (Department Stores)                          11,050         392,271
Resolution plc (Life & Health
  Insurance)                                          72,497         838,190
Rolls-Royce Group plc Class B
  (Aerospace & Defense)(b)                            39,297         333,310
Scottish & Newcastle plc (Brewers)                    38,100         406,617
Smiths Group plc (Industrial
  Conglomerates)                                      20,000         335,711
Sportingbet plc (Casinos & Gaming)                     9,921          34,225
Tate & Lyle plc (Packaged Foods &
  Meats)                                               4,250          57,254
Vodafone Group plc (Wireless
  Telecommunication Services)                        322,875         739,042
                                                                ------------
                                                                  12,439,714
                                                                ------------

UNITED STATES--2.3%
AEGON N.V. (Life & Health
  Insurance)                                          25,505         478,334
Ingersoll-Rand Co. Ltd. Class A
  (Industrial Machinery)                              13,400         508,932
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(g)                           19,000         626,823
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(f)                           25,241         831,221
Tyco International Ltd.
  (Industrial Conglomerates)                           5,300         148,347
                                                                ------------
                                                                   2,593,657
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $54,791,331)                                     66,481,424
----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--0.0%

GERMANY--0.0%
Porsche AG preferred 0.64%
  (Automobile Manufacturers)                              36          37,289
----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $27,765)                                             37,289
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $95,489,938)                                    110,794,889
                                                                ------------
SHORT-TERM INVESTMENTS--4.2%

MONEY MARKET MUTUAL FUNDS(e)--3.3%
State Street Navigator Prime Plus
  Money Market                                     3,697,294       3,697,294

Phoenix Worldwide Strategies Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    ------------

COMMERCIAL PAPER(i)--0.9%
UBS Finance Delaware LLC 5.34%,
  10/2/06                                          $     995    $    994,852
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,692,146)                                       4,692,146
----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.6%
(IDENTIFIED COST $100,182,084)                                   115,487,035(a)

Other assets and liabilities, net--(2.6)%                         (2,891,083)
                                                                ------------
NET ASSETS--100.0%                                              $112,595,952
                                                                ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,961,081 and gross depreciation of $2,004,681 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $100,530,635.
(b) Non-income producing.
(c) Common and preferred stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) Shares traded on Amsterdam Exchange.
(g) Shares traded on London Exchange.
(h) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2006, these securities amounted to a value of $86,369 or 0.1% of net assets.
(i) The rate shown is the discount rate.

Phoenix Worldwide Strategies Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Aerospace & Defense                                                     2.2%
Air Freight & Logistics                                                 0.2
Airlines                                                                2.1
Apparel Retail                                                          0.2
Apparel, Accessories & Luxury Goods                                     0.6
Application Software                                                    0.4
Asset Management & Custody Banks                                        0.9
Auto Parts & Equipment                                                  0.4
Automobile Manufacturers                                                1.5
Biotechnology                                                           0.4
Brewers                                                                 0.7
Broadcasting & Cable TV                                                 0.9
Building Products                                                       0.2
Commercial Printing                                                     0.1
Communications Equipment                                                1.9
Computer Hardware                                                       1.5
Computer Storage & Peripherals                                          0.3
Construction & Engineering                                              0.5
Construction & Farm Machinery & Heavy Trucks                            0.3
Construction Materials                                                  0.3
Consumer Electronics                                                    0.5
Consumer Finance                                                        0.5
Data Processing & Outsourced Services                                   0.2
Department Stores                                                       1.9
Diversified Banks                                                       9.6
Diversified Capital Markets                                             0.3
Diversified Chemicals                                                   0.7
Diversified Commercial & Professional Services                          0.3
Diversified Metals & Mining                                             3.0
Electric Utilities                                                      1.1
Electrical Components & Equipment                                       0.5
Electronic Equipment Manufacturers                                      1.0
Food Retail                                                             0.3
Footwear                                                                0.4
Gold                                                                    0.5
Health Care Distributors                                                0.4
Health Care Equipment                                                   0.5
Health Care Services                                                    0.4
Health Care Technology                                                  0.1
Heavy Electrical Equipment                                              0.2
Home Improvement Retail                                                 0.6
Homebuilding                                                            0.7
Household Appliances                                                    0.4
Household Products                                                      0.8
Housewares & Specialties                                                0.2
Human Resources & Employment Services                                   0.2
Hypermarkets & Super Centers                                            1.2
IT Consulting & Other Services                                          0.4
Independent Power Producers & Energy Traders                            0.3
Industrial Conglomerates                                                1.5
Industrial Machinery                                                    1.9
Insurance Brokers                                                       0.1
Integrated Oil & Gas                                                    7.8
Integrated Telecommunication Services                                   2.5
Internet Retail                                                         0.1
Internet Software & Services                                            0.1
Investment Banking & Brokerage                                          1.3
Life & Health Insurance                                                 3.3
Life Sciences Tools & Services                                          0.2
Managed Health Care                                                     0.9
Mortgage REIT's                                                         0.1
Motorcycle Manufacturers                                                0.8
Movies & Entertainment                                                  1.4
Multi-Utilities                                                         0.7
Multi-line Insurance                                                    2.3
Office Electronics                                                      0.9
Oil & Gas Drilling                                                      0.2
Oil & Gas Equipment & Services                                          0.3
Oil & Gas Exploration & Production                                      0.8
Oil & Gas Refining & Marketing                                          0.5
Other Diversified Financial Services                                    5.4
Packaged Foods & Meats                                                  1.5
Personal Products                                                       0.3
Pharmaceuticals                                                         7.0
Property & Casualty Insurance                                           2.3
Publishing & Printing                                                   0.5

Phoenix Worldwide Strategies Fund


Railroads                                                               0.8
Real Estate Management & Development                                    1.1
Regional Banks                                                          0.9
Residential REIT's                                                      0.1
Restaurants                                                             0.6
Retail REIT's                                                           0.1
Semiconductor Equipment                                                 1.1
Semiconductors                                                          1.5
Soft Drinks                                                             0.6
Specialized Consumer Services                                           0.4
Specialty Chemicals                                                     0.1
Specialty Stores                                                        0.1
Steel                                                                   0.9
Systems Software                                                        1.3
Technology Distributors                                                 0.1
Tobacco                                                                 0.8
Wireless Telecommunication Services                                     2.0
                                                                      -----
                                                                      100.0%
                                                                      =====

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Phoenix Equity Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


   A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


   B. SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION

       Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.


   D. FOREIGN SECURITY COUNTRY DETERMINATION

       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


   E. REIT INVESTMENTS

       Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

   F. SECURITY LENDING

       Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.


   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

       In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.


       Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


      At September 30, 2006, the Pathfinder Fund, the Relative Value Fund, the Total Value Fund, and the Worldwide Strategies Fund held securities issued by various companies in the financial sector comprising 34%, 27%, 31% and 28% of the total net assets of each Fund, respectively.


   NOTE 3--SUBSEQUENT EVENT

      On August 23, 2006, the Board of Trustees voted to liquidate the Phoenix Relative Value Fund. Based on recommendation by management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. The Fund liquidated at its net asset value on October 16, 2006.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Equity Trust
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         --------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     November 27, 2006
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         --------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     November 27, 2006
    -----------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         --------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer (principal financial officer)

Date     November 27, 2006
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.